Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	6,159,511	4,491,012	4,372,269
2015 Plan: RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	6,232,975	8,047,240	8,780,898
Shares arising out of options, Granted	2,152,454	1,590,423	2,660,611
Shares arising out of options, Exercised	2,105,904	2,569,983	3,783,462
Shares arising out of options, Modification to equity settled awards			871,900
Shares arising out of options, Forfeited and expired	871,507	834,705	482,707
Shares arising out of options, Ending balance	5,408,018	6,232,975	8,047,240
Shares arising out of options, Exercisable at the end	787,976	653,775	151,685
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.05
Weighted average exercise price, Granted | $ / shares	0.06	0.07	0.07
Weighted average exercise price, Exercised | $ / shares	0.06	0.05	0.05
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.06	$ 0.05
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	2,105,904	2,569,983	3,783,462
2015 Plan: Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	700,844	1,049,456	1,100,330
Shares arising out of options, Exercised	566,814	348,612	239,272
Shares arising out of options, Modification to equity settled awards			203,026
Shares arising out of options, Forfeited and expired			14,628
Shares arising out of options, Ending balance	134,030	700,844	1,049,456
Shares arising out of options, Exercisable at the end	134,030	700,844	1,002,130
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.35	$ 7.32	$ 7.13
Weighted average exercise price, Exercised | $ / shares	7.40	7.02	7.21
Weighted average exercise price, Forfeited and expired | $ / shares			7.63
Weighted average exercise price outstanding, Ending balance | $ / shares	6.44	7.35	7.32
Weighted average exercise price, Exercisable at the end | $ / shares	$ 6.44	$ 7.35	$ 7.33
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	566,814	348,612	239,272
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	4,958,938	3,050,573	2,091,293
Shares arising out of options, Granted	3,914,657	2,850,629	1,596,408
Shares arising out of options, Exercised	1,128,626	755,557	370,170
Shares arising out of options, Forfeited and expired	522,931	186,707	266,958
Shares arising out of options, Ending balance	7,222,038	4,958,938	3,050,573
Shares arising out of options, Exercisable at the end	1,352,150	692,638	233,050
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.07	$ 0.07	$ 0.07
Weighted average exercise price, Granted | $ / shares	0.06	0.07	0.07
Weighted average exercise price, Exercised | $ / shares	0.06	0.07	0.07
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.07	0.07
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.07	0.07
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.07	$ 0.07
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares	1,128,626	755,557	370,170